Income tax expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current taxes	€ (1,912)	€ (1,892)	€ (1,212)
Deferred taxes	99	1,753	731
Total	(1,813)	(139)	(481)
Income before tax and investments accounted for using the equity method	€ 13,804	€ 2,822	€ 4,405